EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General partner
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	139	139	139
Distribution reinvestment program (in shares)	0	0	0
Issued under unit-based compensation plan (in shares)	0	0	0
Repurchases of LP Units (in shares)	0	0	0
End of year (in shares)	139	139	139
Limited partners
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	254,989	260,222	261,486
Issued on August 28, 2018 for the acquisition of GPP Inc. (shares)	109,702
Exchange LP Units exchanged (in shares)	7,770	285	1,016
Distribution reinvestment program (in shares)	175	181	205
Issued under unit-based compensation plan (in shares)	57	215	278
Repurchases of LP Units (in shares)	(4,661)	(5,914)	(2,763)
End of year (in shares)	424,198	254,989	260,222
Limited partners | BPR
Reconciliation of number of shares outstanding [abstract]
Exchange LP Units exchanged (in shares)	56,166